Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of June 30, 2026 and December 31, 2025, Class A Ordinary Shares subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:
Class A Ordinary Shares subject to possible redemption, December 31, 2024	$233,538,339
Plus:
Accretion of carrying value to redemption value	9,819,897
Class A Ordinary Shares subject to possible redemption, December 31, 2025	243,358,236
Plus:
Accretion of carrying value to redemption value	2,149,376
Class A Ordinary Shares subject to possible redemption, March 31, 2026	245,507,612
Plus:
Accretion of carrying value to redemption value	2,174,571
Class A Ordinary Shares subject to possible redemption, June 30, 2026	$247,682,183
As of December 31, 2025 and 2024, Class A Ordinary Shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(805,000)
Class A Ordinary Shares issuance costs	(15,541,040)
Plus:
Accretion of carrying value to redemption value	19,884,379
Class A Ordinary Shares subject to possible redemption, December 31, 2024	233,538,339
Plus:
Accretion of carrying value to redemption value	9,819,897
Class A Ordinary Shares subject to possible redemption, December 31, 2025	$243,358,236

Schedule of Basic and Diluted Net Income Per Ordinary Share

The tables below present a reconciliation of the numerator used to compute basic and diluted net income per Ordinary Share.

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2026		2025		2026		2025
	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares	Redeemable shares	Non- redeemable shares
Basic and diluted net income per Ordinary Share:
Numerator:
Allocation of net income	$930,217	$232,554	$1,893,610	$473,403	$2,494,107	$623,527	$3,666,292	$916,573
Denominator:
Basic weighted average Ordinary Shares outstanding	23,000,000	5,750,000	23,000,000	5,750,000	23,000,000	5,750,000	23,000,000	5,750,000
Basic and diluted net income per Ordinary Share	$0.04	$0.04	$0.08	$0.08	$0.11	$0.11	$0.16	$0.16

The table below presents a reconciliation of the numerator used to compute basic and diluted net income per Ordinary Share.

	For the Year Ended December 31, 2025		For the period from May 13, 2024 (Inception) through December 31, 2024
	Class A	Class B	Class A	Class B
Basic net income per Ordinary Share
Numerator:
Allocation of net income	$7,129,205	$1,782,301	$1,354,569	$860,979

Denominator:
Basic weighted average Ordinary Shares outstanding	23,000,000	5,750,000	8,291,845	5,270,386
Basic net income per Ordinary Share	$0.31	$0.31	$0.16	$0.16
	For the Year Ended December 31, 2025		For the period from May 13, 2024 (Inception) through December 31, 2024
	Class A	Class B	Class A	Class B
Diluted net income per Ordinary Share
Numerator:
Allocation of net income	$7,129,205	$1,782,301	$1,352,002	$863,546

Denominator:
Diluted weighted average Ordinary Shares outstanding	23,000,000	5,750,000	8,291,845	5,296,137
Diluted net income per Ordinary Share	$0.31	$0.31	$0.16	$0.16